091-07823

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

RECEIVED
2010 FEB 22 PM 12:17
SEC / TM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Trading New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   NASDAQ Internet Index[SM]
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   PNQI
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   NASDAQ and NYSE
8. Settlement Methodology of New Derivative Securities Product:
   cash
9. Position Limits of New Derivative Securities Product (if applicable):

10046450

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the trading of the above-referenced new derivative securities product according to its relevant trading rules (including unlisted trading privileges), procedures and surveillance programs.

Name of Official Responsible for Form: James C. Yong

Title: Chief Regulatory Officer

Telephone Number: (312) 786-8803

Manual Signature of Official Responsible for Form:

Date: February 18, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 22 2010

NSX National Stock℠ Exchange

James C. Yong
Chief Regulatory Officer
james.yong@nsx.com

RECEIVED
2010 FEB 22 PM 12: 16
SEC / TM

February 18, 2010

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Securities Exchange Act Forms 19b4-(e)

Dear Ms. Jackson:

Pursuant to Rule 19b4-(e) of the Securities Exchange act of 1934 ("Exchange Act"), enclosed please find one original and nine copies of a completed Form 19b4-(e), executed on behalf of the National Stock Exchange, Inc. ("NSX" or the "Exchange") for each of the following symbols which recently commenced trading on the Exchange:

1. SXU
2. DGK
3. DEV
4. SSM
5. RER
6. SHR
7. ABY
8. CFU
9. SDE
10. SHJ
11. VNM
12. PNQI
13. PQBW

If you have any questions on the enclosed materials, please contact Sheila Vlach at (312) 786-8155.

Very truly yours

James C. Yong

Encls.

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	FEB 22 2010